WARRANT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
WARRANT LIABILITIES
Schedule of warrant liabilities

	Year Ended December 31,
	2025	2024
	US$	US$
Balance at beginning of the year	3,340	—
Issuance of warrant liabilities	—	12,141
Conversion to ordinary shares	—	(275)
Changes in fair values	(2,540)	(8,526)
Balance at end of the year	800	3,340